Income Tax Expense	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [Abstract]
Income Tax Expense

42. INCOME TAX EXPENSE

(1)	Income tax expenses are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Current tax expense
Current tax expense in respect of the current year	362,552	332,996	471,669
Adjustments recognized in the current period in relation to the current tax of prior periods	(27,038)	(22,138)	(5,209)

Sub-total	335,514	310,858	466,460

Deferred tax expense
Deferred tax expense (benefit) relating to the origination and reversal of temporary differences	44,884	(18,766)	(47,464)
Less: Deferred tax charged directly to other comprehensive income	(3,844)	(16,236)	422

Sub-total	41,040	(35,002)	(47,042)

Income tax expense	376,554	275,856	419,418

(2)	Income tax expense (benefit) can be reconciled to net income (loss) before income tax expense as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Net income before income tax expense	1,451,946	1,553,389	1,949,506
Income from continuing operations before income tax	1,451,946	1,553,389	1,949,506
Tax calculated at statutory tax rate(*)	350,909	375,458	471,318
Adjustments
Effect of income that is exempt from taxation	(56,247)	(75,166)	(55,983)
Effect of expense that is not deductible in determining taxable profit	50,152	13,664	22,254
Adjustments recognized in the current period in relation to the current tax of prior periods	(27,038)	(22,138)	(5,209)
Effect on deferred tax balances due to the change in income tax rate from 24.2% to 27.5% (effective January 1, 2018)	—	—	(35,987)
Others	58,778	(15,962)	23,025

Sub-total	25,645	(99,602)	(51,900)

Income tax expense	376,554	275,856	419,418
Effective tax rate
	25.93%	17.76%	21.51%

(*)	Applicable income tax rate; 1) 11% for below 200 million Won, 2) 22% for from 200 million Won to 20 billion Won, 3) 24.2% for above 20 billion Won.

(3)	Deferred tax assets and liabilities are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015
	Beginning balance (*1)	Recognized as income (loss)	Recognized as other comprehensive income (loss)	Ending balance
Gain (loss) on financial assets at FVTPL	422,910	22,819	—	445,729
Gain (loss) on available-for-sale financial assets	(105,556)	94	(16,074)	(121,536)
Gain (loss) on valuation using the equity method of accounting	21,156	(14,936)	(1,114)	5,106
Gain (loss) on valuation of derivatives	(48,438)	8,664	—	(39,774)
Accrued income	(75,094)	(7,054)	—	(82,148)
Allowance for loan loss	(59,428)	8,924	—	(50,504)
Loan and receivables written off	6,921	47,304	—	54,225
Loan origination costs and fees	(88,476)	(15,436)	—	(103,912)
Defined benefit liability	151,666	26,912	24,845	203,423
Deposits with employee retirement insurance trust	(135,474)	(51,570)	—	(187,044)
Provision for guarantee	84,530	(15,305)	—	69,225
Other provision	37,029	(9,131)	—	27,898
Others	24,355	(42,324)	(11,501)	(29,470)

Net deferred tax assets	236,101	(41,039)	(3,844)	191,218

	For the year ended December 31, 2016
	Beginning balance	Recognized as income (loss)	Recognized as other comprehensive income (loss)	Ending balance
Gain on financial assets at FVTPL	445,729	(18,524)	—	427,205
Gain (loss) on AFS financial assets	(121,536)	57	(666)	(122,145)
Gain (loss) on valuation using the equity method of accounting	5,106	26,500	1,337	32,943
Gain (loss) on valuation of derivatives	(39,774)	(4,079)	—	(43,853)
Accrued income	(82,148)	12,188	—	(69,960)
Provision for loan losses	(50,504)	3,693	—	(46,811)
Loan and receivables written off	54,225	(310)	—	53,915
Loan origination costs and fees	(103,912)	(4,190)	—	(108,102)
Defined benefit liability	203,423	32,536	(10,914)	225,045
Deposits with employee retirement insurance trust	(187,044)	(39,277)	—	(226,321)
Provision for guarantee	69,225	(28,087)	—	41,138
Other provision	27,898	4,494	—	32,392
Others	(29,470)	50,001	(5,993)	14,538

Net deferred tax assets	191,218	35,002	(16,236)	209,984

(*1)	The beginning balance incorporates the deferred tax assets (liabilities) from subsidiaries that were reclassified into disposal group held for sale and disposal groups held for distribution to owners.

	For the year ended December 31, 2017
	Beginning balance	Recognized as income (expense)	Recognized as other comprehensive income (expense)	Ending balance
Gain on financial assets at FVTPL	427,205	70,996	—	498,201
Gain (loss) on AFS financial assets	(122,145)	1,011	(1,008)	(122,142)
Gain (loss) on valuation using the equity method of accounting	32,943	(6,473)	(1,904)	24,566
Gain (loss) on valuation of derivatives	(43,853)	33,806	(248)	(10,295)
Accrued income	(69,960)	8,972	—	(60,988)
Provision for loan losses	(46,811)	(886)	—	(47,697)
Loan and receivables written off	53,915	(44,138)	—	9,777
Loan origination costs and fees	(108,102)	(29,218)	—	(137,320)
Defined benefit liability	225,045	54,533	4,656	284,234
Deposits with employee retirement insurance trust	(226,321)	(61,012)	—	(287,333)
Provision for guarantee	41,138	(10,536)	—	30,602
Other provision	32,392	12,761	—	45,153
Others(*2)	14,538	17,227	(1,074)	30,691

Net deferred tax assets	209,984	47,043	422	257,449

(*2)	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from accumulated deficit amounts to 15,652 million Won.

(4)	Unrecognised temporary differences are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Deductible temporary differences(*)	59,803	126,818
Unused tax losses	192,138	96,135
Taxable temporary differences(*)	(1,263,200)	(1,298,586)

Total	(1,011,259)	(1,075,633)

(*)	The amounts in the tabular disclosure at 31 December 2016 have been restated by (164,649) million Won relating to Deductible temporary differences and (394,659) million Won relating to Taxable temporary differences, respectively, due to an error in the previous year’s disclosure.

(5)	Deferred tax charged directly to other comprehensive income is as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Loss on available-for-sale financial assets	(113,161)	(114,169)
Share of other comprehensive gain (loss) of jointly controlled entities and associates	950	(954)
Gain on foreign currency translation of foreign operations	16,930	15,855
Remeasurements	51,661	56,317
Loss on valuation of cash flow hedges	—	(248)

Total	(43,620)	(43,199)

(6)	Current tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Current tax assets	6,229	4,722
Current tax liabilities	171,192	232,600

(7)	Deferred tax assets and liabilities are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Deferred tax assets	232,007	280,130
Deferred tax liabilities	22,023	22,681

Net deferred tax assets	209,984	257,449